Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Profit/(loss) before tax	$ (35,339)	$ 54,983	$ 40,080
Adjustments for:
Depreciation of property and equipment	1,572	1,479
Amortization of leasehold land	213	199
Amortization of intangible assets	580	590
Amortization of deferred government grants	(92)	(89)
Reversal of asset reinstatement obligation	(34)	(103)
Loss/(gain) on disposal of property and equipment	(1)	4
Share-based payment	430	994
Expected credit loss allowance	60
Deposits written off		1
Inventories (reversed)/written down	353	(45)
Change in fair value of convertible preference shares	2,068	(70,063)
Recapitalization expenses	16,530
Finance costs	3,533	3,250
Finance income	(7)	(14)
Foreign exchange (gain)/loss, net	162	(236)
Adjustments For Reconcile Profit Loss	(9,972)	(9,050)
Changes in:
inventories	2,298	2,758
trade and other receivables	(184)	73
prepayments	26	1,835
other current financial assets	563	(245)
non-current financial assets		102
trade and other payables	2,639	(1,679)
contract liabilities	929	207
Cash used in operating activities	(3,701)	(5,999)
Interest received	7	14
Interest paid	(2,675)	(2,181)
Tax paid	(101)	(80)
Receipts of government grants		138
Net cash used in operating activities	(6,470)	(8,108)
Cash flows from investing activities
Purchase of property and equipment	(138)	(2,298)
Additions to intangible assets	(224)	(338)
Placement of short-term deposits		(1)
Proceeds from disposal of property and equipment	1	5
Net cash used in investing activities	(361)	(2,632)
Cash flows from financing activities
Proceeds from interest-bearing loans and borrowings	54,112	68,312
Repayment of interest-bearing loans and borrowings	(50,977)	(64,067)
Proceeds from issuance of ordinary shares		1,605
Net cash from financing activities	3,135	5,850
Net decrease in cash and cash equivalents	(3,696)	(4,890)
Cash and cash equivalents	7,312	11,926
Effect of exchange rate fluctuations on cash held	(1,012)	276
Cash and cash equivalents	2,604	7,312	11,926
Supplemental disclosures of non-cash activities:
Recapitalization expenses	16,530
Other supplementary disclosures:
Balance	58,543	49,204
Cash flows
Proceeds from interest-bearing loans and borrowings	54,112	68,312
Repayment of interest-bearing loans and borrowings	(50,977)	(64,067)
Purchase of property and equipment		2,175
Interest expense	2,481	2,308
Amortization of deferred transactions cost	831	832
Interest paid	(2,675)	(2,181)
Foreign exchange gain	149	(194)
Contingent settlement	363
Conversion of convertible loan to equity	(2,440)
Others	(25)
The effect of changes in foreign exchange rates	(999)	2,154
Balance	$ 59,363	$ 58,543	$ 49,204